Acquisition (Details) - Schedule of identifiable assets acquired and liabilities - Jun. 30, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Acquisition of Weiliantong [Member]
Acquisition (Details) - Schedule of identifiable assets acquired and liabilities [Line Items]
Cash acquired	¥ 9,497	$ 1,418
Accounts receivable, net	937	140
Prepaid expenses and other current assets	893	133
Deferred tax assets-current	6,163	920
Current Asset	17,490	2,611
Property and equipment, net	163	24
Intangible assets, net	190,021	28,369
Long term deposits and other non-current assets	136	20
Goodwill	75,742	11,308
Total assets	283,552	42,332
Current liabilities	101,594	15,168
Total liabilities	101,594	15,168
Total consideration	181,958	27,164
Acquisition of Chuangda Huizhi [Member]
Acquisition (Details) - Schedule of identifiable assets acquired and liabilities [Line Items]
Cash acquired	168	25
Accounts receivable, net	97	14
Prepaid expenses and other current assets	15	2
Amounts due from related parties	6,563	980
Current Asset	6,843	1,021
Intangible assets, net	100	15
Goodwill	4,971	742
Total assets	11,914	1,778
Current liabilities	11,814	1,764
Total liabilities	11,814	1,764
Total consideration	¥ 100	$ 14